Quarterly Report
October 31, 2021
MFS®  High Income Fund
MFH-Q3

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$4,272,000	$4,384,140
Bombardier, Inc., 7.125%, 6/15/2026 (n)		2,389,000	2,505,464
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		5,985,000	6,074,775
Moog, Inc., 4.25%, 12/15/2027 (n)		8,270,000	8,513,055
TransDigm, Inc., 6.25%, 3/15/2026 (n)		6,757,000	7,052,619
TransDigm, Inc., 6.375%, 6/15/2026		4,535,000	4,688,056
TransDigm, Inc., 5.5%, 11/15/2027		4,600,000	4,709,250
TransDigm, Inc., 4.625%, 1/15/2029		4,051,000	4,025,681
			$41,953,040
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$783,176	$78
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)		2,484,774	248
Lehman Brothers Commercial Conduit Mortgage Trust, 0.912%, 2/18/2030 (i)		77,027	5
			$331
Automotive – 2.5%
Dana, Inc., 5.375%, 11/15/2027		$4,014,000	$4,204,665
Dana, Inc., 5.625%, 6/15/2028		1,233,000	1,303,898
Dana, Inc., 4.25%, 9/01/2030		2,740,000	2,772,747
Dornoch Debt Merger Sub Inc., 6.625%, 10/15/2029 (n)		3,805,000	3,752,681
Ford Motor Co., 5.113%, 5/03/2029		4,205,000	4,672,806
Ford Motor Co., 4.75%, 1/15/2043		4,695,000	5,128,161
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		6,830,000	7,094,662
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		8,905,000	9,459,514
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		2,675,000	2,788,688
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		4,040,000	4,151,100
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		3,680,000	3,583,400
			$48,912,322
Broadcasting – 3.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$5,630,000	$5,855,200
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		9,355,000	9,448,550
iHeartCommunications, Inc., 8.375%, 5/01/2027		5,255,000	5,596,575
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		3,575,000	3,771,625
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		7,330,000	7,439,950
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		4,655,000	4,736,463
Summer BC Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	2,137,300
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$10,765,000	10,890,950
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		12,679,000	13,138,614
			$63,015,227
Brokerage & Asset Managers – 1.2%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$2,795,000	$2,892,825
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		8,080,000	8,322,400
LPL Holdings, Inc., 4%, 3/15/2029 (n)		5,948,000	6,066,960
NFP Corp., 4.875%, 8/15/2028 (n)		4,780,000	4,851,700
NFP Corp., 6.875%, 8/15/2028 (n)		1,905,000	1,935,372
			$24,069,257
Building – 3.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$12,460,000	$12,631,325
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		7,345,000	7,253,187
Interface, Inc., 5.5%, 12/01/2028 (n)		6,375,000	6,614,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	$2,840,000	$2,865,219
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	3,222,000	3,455,595
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	3,980,000	3,711,350
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	5,975,000	6,400,719
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	5,800,000	6,032,000
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	4,485,000	4,613,944
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,380,000	6,380,000
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	1,385,000	1,284,269
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	3,450,000	3,562,125
		$64,803,796
Business Services – 2.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$3,875,000	$3,942,813
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	3,495,000	3,608,588
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	5,730,000	5,794,462
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	3,760,000	3,919,800
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	3,291,000	3,436,495
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	5,210,000	5,369,634
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	7,345,000	7,181,574
Paysafe Finance PLC, 4%, 6/15/2029 (n)	5,700,000	5,400,750
Switch Ltd., 3.75%, 9/15/2028 (n)	6,856,000	6,821,720
Switch Ltd., 4.125%, 6/15/2029 (n)	2,280,000	2,291,400
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,545,000	4,814,564
		$52,581,800
Cable TV – 7.5%
CCO Holdings LLC, 4.25%, 1/15/2034 (n)	$4,885,000	$4,737,522
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	14,425,000	14,893,812
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	5,335,000	5,430,390
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	9,625,000	9,581,687
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,270,000	9,146,709
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	9,455,000	9,053,162
DISH DBS Corp., 7.75%, 7/01/2026	2,415,000	2,683,669
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	3,840,375
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	4,060,000	2,040,150
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	2,230,000	1,120,575
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	6,130,000	6,436,500
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,919,288
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	6,920,000	6,647,560
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	7,401,000	7,454,287
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	11,485,000	12,389,444
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	9,600,000	10,012,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,433,456
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,980,000	12,384,325
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,385,000	2,396,925
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	7,020,000	6,980,249
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,600,000	8,734,074
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	9,520,000	9,634,240
		$148,951,199
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,914,000	$2,994,135
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	7,035,000	6,700,204
Consolidated Energy Finiance S.A., 5.625%, 10/15/2028 (n)	5,844,000	5,815,364
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	7,168,000	7,161,406
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	5,350,000	5,307,468
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,222,000	7,095,254
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	3,800,000	3,803,021
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	1,740,000	1,720,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	$6,182,000	$6,042,905
		$46,640,182
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$4,985,000	$5,178,169
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	6,650,000	6,621,405
PTC, Inc., 3.625%, 2/15/2025 (n)	4,645,000	4,720,597
PTC, Inc., 4%, 2/15/2028 (n)	3,730,000	3,781,288
		$20,301,459
Computer Software - Systems – 1.8%
CommScope Holding Co., Inc., 7.125%, 7/01/2028 (n)	$1,385,000	$1,365,956
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	10,425,000	11,623,875
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,687,000	1,703,870
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	8,600,000	9,051,500
Twilio, Inc., 3.625%, 3/15/2029	4,385,000	4,428,850
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	7,120,000	7,068,736
		$35,242,787
Conglomerates – 3.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,770,000	$8,080,800
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,839,000	1,861,988
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	8,619,000	8,746,130
EnerSys, 4.375%, 12/15/2027 (n)	2,865,000	3,008,250
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,925,000	5,091,219
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,930,000	4,303,350
Griffon Corp., 5.75%, 3/01/2028	6,631,000	6,929,395
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	4,725,000	4,689,562
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,610,000	6,044,775
TriMas Corp., 4.125%, 4/15/2029 (n)	13,223,000	13,388,287
		$62,143,756
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$4,250,000	$4,398,750
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	2,366,000
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	5,115,000	5,188,305
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	7,135,000	7,188,513
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	3,270,000	3,600,008
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	3,130,000	3,317,800
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	5,417,000	5,606,595
		$31,665,971
Consumer Products – 1.4%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$6,325,000	$6,060,931
Mattel, Inc., 3.375%, 4/01/2026 (n)	4,918,000	5,059,294
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,240,000	2,408,000
Mattel, Inc., 5.45%, 11/01/2041	1,890,000	2,230,200
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	5,235,000	5,457,488
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	2,400,000	2,318,820
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	4,755,000	4,539,408
		$28,074,141
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,782,919
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	4,125,000	4,434,375
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	2,855,000	2,809,705
ANGI Group LLC, 3.875%, 8/15/2028 (n)	6,518,000	6,371,345
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,460,000	5,521,425
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,770,000	1,756,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	$10,143,000	$9,813,353
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	4,382,000	4,721,605
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	441,687
Match Group, Inc., 5%, 12/15/2027 (n)	5,040,000	5,254,200
Match Group, Inc., 4.625%, 6/01/2028 (n)	7,255,000	7,538,525
Match Group, Inc., 4.125%, 8/01/2030 (n)	2,010,000	2,067,788
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,340,000	4,746,875
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,805,000	1,870,431
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	8,535,000	8,557,362
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	3,700,000	3,824,875
		$71,513,195
Containers – 2.3%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,590,000	$3,760,525
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	3,245,000	3,176,044
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	5,424,000	5,393,626
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,260,000	7,241,850
Can-Pack S.A., 3.875%, 11/15/2029 (n)	8,349,000	8,286,382
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,660,000	9,228,356
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,446,353
Greif, Inc., 6.5%, 3/01/2027 (n)	5,225,000	5,434,000
		$45,967,136
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$8,805,000	$8,169,626
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$1,315,000	$1,313,356
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	3,204,000	3,452,310
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,269,388
Entegris, Inc., 3.625%, 5/01/2029 (n)	6,508,000	6,556,810
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,691,137
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,420,000	9,223,436
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	3,962,970
Synaptics, Inc., 4%, 6/15/2029 (n)	6,685,000	6,751,850
		$38,221,257
Energy - Independent – 3.9%
Apache Corp., 5.35%, 7/01/2049	$1,840,000	$2,112,421
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7%, 11/01/2026 (n)	1,435,000	1,481,638
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029 (n)	2,620,000	2,652,174
Callon Petroleum Co., 6.125%, 10/01/2024	1,435,000	1,415,699
Callon Petroleum Co., 8%, 8/01/2028 (n)	2,355,000	2,372,662
CNX Resources Corp., 6%, 1/15/2029 (n)	5,750,000	6,066,250
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	5,575,000	5,993,125
Continental Resources, Inc., 4.9%, 6/01/2044	1,425,000	1,616,876
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,265,000	3,411,925
EQT Corp., 5%, 1/15/2029	4,971,000	5,522,508
Murphy Oil Corp., 5.875%, 12/01/2027	1,890,000	1,967,962
Occidental Petroleum Corp., 5.875%, 9/01/2025	4,890,000	5,427,900
Occidental Petroleum Corp., 5.5%, 12/01/2025	5,085,000	5,593,500
Occidental Petroleum Corp., 6.625%, 9/01/2030	4,735,000	5,793,983
Occidental Petroleum Corp., 6.45%, 9/15/2036	2,340,000	2,977,650
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,435,000	4,395,117
Ovintiv, Inc., 6.5%, 2/01/2038	1,185,000	1,606,823
Range Resources Corp., 8.25%, 1/15/2029 (n)	4,575,000	5,165,175
SM Energy Co., 5.625%, 6/01/2025	1,985,000	1,989,962
SM Energy Co., 6.5%, 7/15/2028	2,125,000	2,231,250
Southwestern Energy Co., 6.45%, 1/23/2025	1,571,000	1,712,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 8.375%, 9/15/2028	$2,595,000	$2,893,425
Southwestern Energy Co., 5.375%, 3/15/2030	2,930,000	3,091,091
		$77,491,506
Entertainment – 3.3%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,880,000	$1,870,600
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	6,875,000	7,029,688
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	9,600,000	10,114,464
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,360,000	4,436,300
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,430,000	1,429,106
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	2,995,000	3,084,850
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	1,845,000	1,911,844
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	6,922,000	7,155,617
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	3,080,000	3,049,200
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	4,970,000	4,970,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	3,195,000	3,007,294
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	3,565,000	3,573,913
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,845,000	6,964,788
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	7,375,000	7,513,281
		$66,110,945
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$3,587,413	$2,977,553
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,850,000	7,004,125
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	5,720,000	5,577,000
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	13,417,411	13,026,293
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,923,000	7,931,002
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,145,000	6,421,525
OneMain Finance Corp., 6.875%, 3/15/2025	3,945,000	4,403,606
OneMain Finance Corp., 8.875%, 6/01/2025	2,550,000	2,757,188
OneMain Finance Corp., 7.125%, 3/15/2026	2,600,000	2,951,000
PennyMac Financial Services, Inc., 5.75%, 9/15/2031 (n)	3,330,000	3,275,888
		$56,325,180
Food & Beverages – 3.6%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$7,630,000	$8,029,736
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	10,760,000	11,594,008
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,455,000	2,688,225
Kraft Heinz Co., 4.25%, 3/01/2031	9,585,000	10,825,539
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	11,210,000	11,220,649
Performance Food Group Co., 5.5%, 10/15/2027 (n)	6,030,000	6,286,275
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	4,435,000	4,628,810
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	4,435,000	4,457,175
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	4,565,000	4,524,243
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,065,000	7,148,155
		$71,402,815
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$5,840,000	$6,016,952
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	2,410,000	2,479,305
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	4,750,000	4,772,800
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	4,975,000	5,211,312
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	3,804,000	3,997,053
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	4,896,000	5,483,765
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	6,456,000	6,456,000
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,570,000	6,409,758
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	8,954,662
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	2,120,625
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	5,680,000	5,680,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	$3,015,000	$3,013,493
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	2,011,542
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	5,895,000	6,337,125
MGM Growth Properties LLC, 5.75%, 2/01/2027	2,150,000	2,451,000
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	3,920,000	4,151,358
MGM Resorts International, 5.5%, 4/15/2027	3,200,000	3,448,000
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	5,905,000	5,757,375
Scientific Games Corp., 8.625%, 7/01/2025 (n)	1,420,000	1,532,464
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,160,000	3,349,600
Scientific Games International, Inc., 7%, 5/15/2028 (n)	3,655,000	3,949,045
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,490,000	5,686,707
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	4,870,000	5,003,925
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	8,583,000	8,866,668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	3,780,000	3,831,975
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,950,000	2,772,617
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	5,369,000	5,011,317
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	4,765,000	4,776,912
		$129,533,355
Industrial – 1.0%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$5,250,000	$5,341,875
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	6,680,000	6,780,200
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	6,922,000	7,155,617
		$19,277,692
Insurance - Property & Casualty – 0.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$8,910,000	$9,199,575
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	4,350,000	4,317,375
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,400,000	1,473,500
		$14,990,450
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$5,685,000	$5,798,700
Medical & Health Technology & Services – 6.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,525,000	$6,561,785
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	7,632,000	7,917,818
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	4,140,000	4,292,973
Catalent, Inc., 3.125%, 2/15/2029 (n)	11,159,000	10,838,179
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	12,601,000	12,727,010
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	4,195,000	4,362,800
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	969,956
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	6,320,000	6,212,307
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,150,000	4,170,584
DaVita, Inc., 3.75%, 2/15/2031 (n)	3,639,000	3,447,953
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,640,756
Encompass Health Corp., 4.625%, 4/01/2031	3,475,000	3,535,813
HCA, Inc., 5.875%, 2/15/2026	8,505,000	9,685,069
HCA, Inc., 3.5%, 9/01/2030	7,450,000	7,834,792
HealthSouth Corp., 5.125%, 3/15/2023	1,701,000	1,701,000
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	5,884,207
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,630,000	11,018,739
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,767,150
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,970,000	1,930,600
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	3,565,000	3,540,162
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,875,000	4,088,125
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	8,637,000	8,524,719
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	4,165,000	4,321,187
		$128,973,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.6%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	$4,750,000	$4,821,250
Teleflex, Inc., 4.625%, 11/15/2027	7,290,000	7,554,263
		$12,375,513
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,760,000	$7,160,327
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	6,630,000	6,423,807
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	5,400,000	5,717,250
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	5,200,000	5,279,560
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	3,010,000	3,134,163
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	3,728,000	3,979,640
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	6,960,000	7,047,000
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,130,000	3,259,019
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	4,610,000	5,045,645
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	4,346,000	4,389,460
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,714,000	8,820,311
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	3,885,000	3,807,688
Novelis Corp., 3.25%, 11/15/2026 (n)	2,340,000	2,334,150
Novelis Corp., 4.75%, 1/30/2030 (n)	5,595,000	5,818,800
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,740,474
Petra Diamonds US$ Treasury PLC, 10.5%,(0% cash or 10.5% PIK) 3/08/2026 (n)	1,969,772	2,026,402
		$76,983,696
Midstream – 4.5%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$2,576,000	$2,750,344
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	7,260,000	7,550,516
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	4,616,000	4,649,004
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	7,496,000	7,594,647
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	3,944,000	4,181,951
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,334,550
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	658,600
EQM Midstream Partners LP, 5.5%, 7/15/2028	11,500,000	12,666,440
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	2,690,000	2,767,338
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	5,211,000	5,041,642
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	6,450,000	6,659,625
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	7,850,000	8,792,000
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	3,700,000	3,989,451
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032 (n)	2,310,000	2,383,851
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	4,150,000	4,222,625
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	4,150,000	4,295,043
Western Midstream Operating LP, 5.3%, 2/01/2030	4,895,000	5,366,144
Western Midstream Operation LP, 4.65%, 7/01/2026	1,935,000	2,089,800
Western Midstream Operation LP, 5.5%, 8/15/2048	1,550,000	1,850,359
		$88,843,930
Municipals – 0.0%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$815,000	$835,375
Network & Telecom – 0.5%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$5,435,000	$5,304,750
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	4,647,000	4,788,827
		$10,093,577
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$2,950,000	$3,111,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$4,265,000	$3,339,687
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	3,220,000	2,333,872
		$5,673,559
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$6,775,000	$6,859,687
NCR Corp., 5.125%, 4/15/2029 (n)	3,460,000	3,538,127
		$10,397,814
Pharmaceuticals – 2.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$11,395,000	$11,606,035
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	10,090,000	9,313,272
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	3,480,000	3,192,900
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	3,225,000	3,176,625
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	8,175,000	8,399,813
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	4,627,000	4,690,621
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	5,940,005
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	3,430,000	3,460,013
		$49,779,284
Pollution Control – 0.9%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$3,075,000	$2,998,125
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	3,560,000	3,542,200
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,951,902
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	2,332,439
Stericycle, Inc., 3.875%, 1/15/2029 (n)	6,390,000	6,294,150
		$17,118,816
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,005,000	$4,911,156
Taseko Mines Ltd., 7%, 2/15/2026 (n)	3,260,000	3,370,025
		$8,281,181
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$6,635,000	$6,892,106
Mav Acquisition Corp., 8%, 8/01/2029 (n)	3,800,000	3,695,500
		$10,587,606
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$5,759,000	$6,118,938
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$7,245,000	$7,571,025
XHR LP, REIT, 4.875%, 6/01/2029 (n)	5,320,000	5,458,054
		$13,029,079
Retailers – 0.9%
Bath & Body Works, Inc., 5.25%, 2/01/2028	$12,160,000	$13,108,480
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	5,225,000	5,247,990
		$18,356,470
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$5,595,000	$5,832,788
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$6,517,000	$6,518,303
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	3,220,000	3,252,200
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	3,770,000	3,807,700
Penske Automotive Group Co., 3.75%, 6/15/2029	8,283,000	8,237,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – continued
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	$2,115,000	$2,173,163
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	2,425,000	2,620,746
		$26,609,638
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$7,175,000	$7,508,996
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	4,585,000	4,519,366
		$12,028,362
Telecommunications - Wireless – 2.3%
Altice France S.A., 6%, 2/15/2028 (n)	$6,035,000	$5,733,250
SBA Communications Corp., 3.875%, 2/15/2027	5,433,000	5,602,944
SBA Communications Corp., 3.125%, 2/01/2029 (n)	8,900,000	8,544,000
Sprint Capital Corp., 6.875%, 11/15/2028	7,985,000	10,096,554
Sprint Corp., 7.125%, 6/15/2024	2,590,000	2,926,700
Sprint Corp., 7.625%, 3/01/2026	10,670,000	12,792,263
		$45,695,711
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$2,825,000	$2,982,700
Vector Group Ltd., 5.75%, 2/01/2029 (n)	3,640,000	3,621,800
		$6,604,500
Utilities - Electric Power – 2.6%
Calpine Corp., 4.5%, 2/15/2028 (n)	$5,840,000	$5,915,978
Calpine Corp., 5.125%, 3/15/2028 (n)	7,335,000	7,298,325
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,040,000	3,216,320
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	11,020,000	10,909,800
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,473,000	4,735,565
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	766,220
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,805,000	3,000,789
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,325,000	3,409,023
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	8,380,000	8,924,700
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,240,000	3,356,575
		$51,533,295
Total Bonds		$1,882,021,306
Common Stocks – 1.1%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)(u)	347,563	$286,991
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$934,668
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	14,908,838	$316,254
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	223,400	$19,420,162
Total Common Stocks		$20,958,075

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	2,104	$21
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	2,104	21
				$42
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	62,563	$19,727
Total Warrants				$19,769

Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	90,220,857	$90,220,857

Other Assets, Less Liabilities – (0.3)%		(6,616,873)
Net Assets – 100.0%		$1,986,603,134
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,220,857 and $1,902,999,150, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,574,366,984, representing 79.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,187,515	EUR	1,890,322	Morgan Stanley Capital Services, Inc.	1/14/2022	$(1,990)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,420,162	$42	$934,668	$20,354,872
United Kingdom	316,254	—	19,727	335,981
Mexico	—	—	286,991	286,991
Municipal Bonds	—	835,375	—	835,375
U.S. Corporate Bonds	—	1,641,898,060	—	1,641,898,060
Asset-Backed Securities (including CDOs)	—	331	—	331
Foreign Bonds	—	239,287,540	—	239,287,540
Mutual Funds	90,220,857	—	—	90,220,857
Total	$109,957,273	$1,882,021,348	$1,241,386	$1,993,220,007
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(1,990)	$—	$(1,990)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$918,190
Change in unrealized appreciation or depreciation	16,478
Transfers into level 3	286,991
Received as part of a corporate action	19,727
Balance as of 10/31/21	$1,241,386
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2021 is $16,478. At October 31, 2021, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,252,493	$410,396,564	$390,428,200	$—	$—	$90,220,857
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,485	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.